Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Jun. 30, 2010
Current assets
Cash and cash equivalents	$ 91,092	$ 175,777
Accounts receivable, less allowances of $7,016 and $6,379	290,751	246,402
Inventories	204,066	173,253
Other current assets	33,005	23,428
Total current assets	618,914	618,860
Property - at cost
Land	10,428	10,569
Buildings	73,399	73,099
Equipment, including computers and software	129,117	113,593
Total Property - at cost	212,944	197,261
Less accumulated depreciation	143,930	138,790
Property - net	69,014	58,471
Intangibles, net	89,551	85,916
Goodwill	76,981	63,405
Deferred tax assets	43,447	48,493
Other assets	17,024	16,375
Total Assets	914,931	891,520
Current liabilities
Accounts payable	108,509	94,529
Short-term debt	0	75,000
Compensation and related benefits	65,413	50,107
Other current liabilities	40,766	51,696
Total current liabilities	214,688	271,332
Postemployment benefits	47,730	48,560
Other liabilities	18,950	16,589
Total Liabilities	281,368	336,481
Shareholders' Equity
Preferred stock - no par value; 2,500 shares authorized; none issued or outstanding	0	0
Common stock - no par value; 80,000 shares authorized; 54,213 shares issued	10,000	10,000
Additional paid-in capital	148,307	143,185
Income retained for use in the business	668,421	601,370
Treasury shares - at cost (11,611 and 11,837 shares)	(198,224)	(193,468)
Accumulated other comprehensive income (loss)	5,059	(6,048)
Total Shareholders' Equity	633,563	555,039
Total Liabilities and Shareholders' Equity	$ 914,931	$ 891,520